Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	Dec. 23, 2015
Supplement [Text Block]	pip122_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 12

Prudential Global Real Estate Fund

Supplement dated June 10, 2016 to the

Currently Effective Prospectus and Summary Prospectus of the Fund named above (the Fund)

The Board of Trustees (the Board) of the Fund recently approved changes to the benchmarks utilized by the Fund, effective June 30, 2016.

Currently, the Fund's primary benchmark is the S&P Developed Property Net Index, and the Fund's secondary benchmarks are the FTSE EPRA/NAREIT Developed Real Estate Net Index and the S&P 500 Index. The Board approved the designation of the FTSE EPRA/NAREIT Developed Real Estate Net Index as the Fund's primary benchmark, and approved the elimination of the S&P Developed Property Net Index as a benchmark for the Fund.

To reflect these changes, the Index returns table appearing in the section of the Fund's Summary Prospectus and Prospectus entitled "Investments, Risks and Performance" is hereby deleted and replaced with the following table:

Index % (reflects no deduction for fees, expenses or taxes)
	One Year	Five Years	Ten Years
FTSE EPRA/NAREIT Developed Real Estate Net Index	15.02	11.25	N/A
S&P 500 Index	13.66	15.44	7.67
S&P Developed Property Net Index *	14.25	11.60	6.01

*The Fund no longer utilizes the S&P Developed Property Net Index for Fund performance comparisons, and instead now utilizes the FTSE EPRA/NAREIT Developed Real Estate Net Index, because the Fund's Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.

PRUDENTIAL GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip122_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 12

Prudential Global Real Estate Fund

Supplement dated June 10, 2016 to the

Currently Effective Prospectus and Summary Prospectus of the Fund named above (the Fund)

The Board of Trustees (the Board) of the Fund recently approved changes to the benchmarks utilized by the Fund, effective June 30, 2016.

Currently, the Fund's primary benchmark is the S&P Developed Property Net Index, and the Fund's secondary benchmarks are the FTSE EPRA/NAREIT Developed Real Estate Net Index and the S&P 500 Index. The Board approved the designation of the FTSE EPRA/NAREIT Developed Real Estate Net Index as the Fund's primary benchmark, and approved the elimination of the S&P Developed Property Net Index as a benchmark for the Fund.

To reflect these changes, the Index returns table appearing in the section of the Fund's Summary Prospectus and Prospectus entitled "Investments, Risks and Performance" is hereby deleted and replaced with the following table:

Index % (reflects no deduction for fees, expenses or taxes)
	One Year	Five Years	Ten Years
FTSE EPRA/NAREIT Developed Real Estate Net Index	15.02	11.25	N/A
S&P 500 Index	13.66	15.44	7.67
S&P Developed Property Net Index *	14.25	11.60	6.01

*The Fund no longer utilizes the S&P Developed Property Net Index for Fund performance comparisons, and instead now utilizes the FTSE EPRA/NAREIT Developed Real Estate Net Index, because the Fund's Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund no longer utilizes the S&P Developed Property Net Index for Fund performance comparisons, and instead now utilizes the FTSE EPRA/NAREIT Developed Real Estate Net Index, because the Fund's Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.
PRUDENTIAL GLOBAL REAL ESTATE FUND | FTSE EPRA/NAREIT Developed Real Estate Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.02%
Five Years	rr_AverageAnnualReturnYear05	11.25%
Ten Years	rr_AverageAnnualReturnYear10
PRUDENTIAL GLOBAL REAL ESTATE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.66%
Five Years	rr_AverageAnnualReturnYear05	15.44%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
PRUDENTIAL GLOBAL REAL ESTATE FUND | S&P Developed Property Net Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.25%	[1]
Five Years	rr_AverageAnnualReturnYear05	11.60%	[1]
Ten Years	rr_AverageAnnualReturnYear10	6.01%	[1]

[1]	The Fund no longer utilizes the S&P Developed Property Net Index for Fund performance comparisons, and instead now utilizes the FTSE EPRA/NAREIT Developed Real Estate Net Index, because the Fund's Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.